Note G - Pensions and Other Postretirement Benefits (Details) - Amounts Recognized in the Company’s Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Amounts recognized in the Consolidated Balance Sheets consist of:
Noncurrent liabilities		$ 7,517
Pension Plan [Member]
Note G - Pensions and Other Postretirement Benefits (Details) - Amounts Recognized in the Company’s Consolidated Balance Sheets [Line Items]
Accumulated benefit obligation at end of year	57,632	65,427
Change in benefit obligation:
Benefit obligation at beginning of year	81,148	72,325
Benefit obligation at end of year	70,635	81,148
Service cost	3,144	3,188
Interest cost	2,851	2,803
Settlement	191	263
Benefits paid	(11,371)	(6,974)
Actuarial (gain) Loss	(5,328)	9,543
Change in plan assets:
Fair value of plan assets at beginning of year	73,631	65,754
Fair value of plan assets at end of year	70,889	73,631
Funded status at end of year	254	(7,517)
Actual return on plan assets	4,429	7,651
Employer contributions	4,200	7,200
Benefits paid	(11,371)	(6,974)
Amounts recognized in the Consolidated Balance Sheets consist of:
Noncurrent assets	254
Total assets	254
Noncurrent liabilities		(7,517)
Total liabilities		(7,517)
Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial loss (gain)	24,295	35,029
Deferred tax (benefit) expense	(9,496)	(13,434)
After tax actuarial loss (gain)	14,799	21,595
Components of net periodic benefit cost:
Interest cost	2,851	2,803
Expected return on plan assets	(5,080)	(4,591)
Recognized actuarial loss (gain)	2,080	2,441
Settlement loss	4,169	2,935
Net periodic benefit cost	7,164	6,776
Other changes in plan assets and benefit obligations recognized in other comprehensive loss:
Net (gain) loss	(10,374)	1,371
Total (income) expense recognized in net periodic benefit cost and other comprehensive income	(3,570)	8,147
Postretirement Plan [Member]
Note G - Pensions and Other Postretirement Benefits (Details) - Amounts Recognized in the Company’s Consolidated Balance Sheets [Line Items]
Accumulated benefit obligation at end of year	19,794	23,794
Change in benefit obligation:
Benefit obligation at beginning of year	23,794	24,094
Benefit obligation at end of year	19,794	23,794
Service cost	1,153	1,156
Interest cost	724	871
Benefits paid	(1,370)	(1,324)
Effect of foreign Exchange	(68)	24
Actuarial (gain) Loss	(4,439)	(1,027)
Change in plan assets:
Funded status at end of year	(19,794)	(23,794)
Employer contributions	1,370	1,324
Benefits paid	(1,370)	(1,324)
Amounts recognized in the Consolidated Balance Sheets consist of:
Current liabilities	(1,401)	(1,395)
Noncurrent liabilities	(18,393)	(22,399)
Total liabilities	(19,794)	(23,794)
Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial loss (gain)	(11,871)	(8,154)
Deferred tax (benefit) expense	4,471	3,160
After tax actuarial loss (gain)	(7,400)	(4,994)
Components of net periodic benefit cost:
Interest cost	724	871
Recognized actuarial loss (gain)	(723)	(647)
Net periodic benefit cost	1,154	1,380
Other changes in plan assets and benefit obligations recognized in other comprehensive loss:
Net (gain) loss	(3,717)	(384)
Total (income) expense recognized in net periodic benefit cost and other comprehensive income	$ (2,563)	$ 996